N-4	Jul. 11, 2025
Prospectus:
Document Type	N-4
Entity Registrant Name	LINCOLN LIFE & ANNUITY VARIABLE ANNUITY ACCOUNT L
Entity Central Index Key	0001021153
Entity Investment Company Type	N-4
Document Period End Date	Jul. 11, 2025
Amendment Flag	false
Item 17. Investment Options [Line Items]
Investment Options (N-4) [Text Block]

At a meeting of the Board of Trustees (the “Board”) of Lincoln Variable Insurance Products Trust (the “Trust”) on June 3-4, 2025, the Board approved the appointment of Franklin Advisers, Inc. as the new sub-adviser to the LVIP Macquarie Bond Fund (the “Fund”), effective on or about August 8, 2025 (“Effective Date”). The Fund’s name will be changed as of the Effective Date, as noted below, and all references to the Fund’s name will be revised accordingly. The Fund’s investment objective, fee and average total returns will remain the same. All other information about the fund, including the principal investment strategies, can be found in the fund’s prospectus.

NEW FUND NAME	FORMER FUND NAME

LVIP Franklin Templeton Core Bond Fund	LVIP Macquarie Bond Fund

LVIP Franklin Templeton Core Bond Fund [Member]
Variable Option [Line Items]
Portfolio Company Name [Text Block]	LVIP Franklin Templeton Core Bond Fund